Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 950	¥ 424	¥ 338